Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Summary of Trade and other receivables
(a)
Current

	2022	2021
	$’000	$’000
Trade receivables - Non-related parties	16,197	15,765
Trade receivables - Related parties	9	—
Less: Allowance for impairment of receivables - non-related parties (Note 27(b))	(5,081)	(4,953)
Trade receivables - net	11,125	10,812
Deposits	902	656
Prepayments	5,083	4,074
Other receivables	1,035	2,113
	18,145	17,655
(b)
Non-current

	2022	2021
	$’000	$’000
Deposits	2,562	1,373
Prepayments	1,997	191
	4,559	1,564